UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6239

Tax-Free Fund For Utah
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
September 30, 2011
(unaudited)

Amount	General Obligation Bonds (14.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City, County and State (5.9%)

	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$523,761

	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA+/AA	2,105,000

	Clark County, Nevada, Refunding, Series B
1,000,000	5.000%, 07/01/23	Aa1/AA+/NR	1,112,560

	Coral Canyon, Utah Special Service District
120,000	4.850%, 07/15/17	NR/NR/NR*	116,462
580,000	5.700%, 07/15/18	NR/NR/NR*	570,679

	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR/NR*	877,207

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA/NR	1,104,630

	King County, Washington Unlimited Tax
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AA+/NR	1,072,070

	Laredo, Texas
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA-/AA	522,815

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
1,500,000	5.000%, 06/01/27 Series A NPFG-FGIC Insured	Aa2/AA+/NR	1,535,310

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AA+/NR	1,799,909
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AA+/NR	1,512,569
445,000	4.375%, 08/15/25 NPFG Insured	Aa1/AA+/NR	471,909

	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa2/AA/NR	3,257,090

	Puerto Rico Commonwealth Refunding, Public Improvement Series C
500,000	5.375%, 07/01/28 AGMC Insured	A3/AA+/BBB+	515,865

	San Antonio, Texas
125,000	4.750%, 02/01/24 AGMC Insured	Aaa/AAA/AAA	128,945

	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR/NR	469,827

	Texas State
165,000	4.500%, 08/01/22	Aaa/AA+/AAA	183,813

	Washington State, Series D
2,000,000	5.000%, 01/01/29 AMBAC Insured	Aa1/AA+/AA+	2,114,860

	Washington State Various Purpose, Series A
1,405,000	5.000%, 07/01/30	Aa1/AA+/AA+	1,524,285

	Total City, County and State		21,519,566

	Local Public Property (2.9%)

	Clark County, Nevada, Refunding, Series A
2,280,000	5.000%, 12/01/29	Aa1/AA+/NR	2,435,587

	Utah State, Series A
2,500,000	5.000%, 07/01/26	Aaa/AAA/AAA	2,940,225

	Washoe County, Nevada Refunding Reno/Sparks Convention
2,000,000	5.250%, 07/01/29 NPFG-FGIC Insured	Aa2/AA/NR	2,003,980

	Williamson County, Texas Refunding
3,055,000	5.000%, 02/15/23 NPFG Insured	Aa1/AAA/AAA	3,296,895

	Total Local Public Property		10,676,687

	School District (4.4%)

	Alamo, Texas Community College District, Series A
1,000,000	5.000%, 08/15/37	Aaa/AA+/NR	1,000,700

	Clark County, Nevada School District Series A
500,000	5.000%, 06/15/28	Aa2/AA/AA-	522,805

	Comal, Texas Independent School District
2,000,000	5.000%, 02/01/33 NPFG Insured	Aaa/BBB/AAA	2,122,300

	Freemont County, Wyoming School District #14
355,000	4.500%, 06/15/26	NR/A+/BBB	375,430

	Granite School District, Utah, Salt Lake County School Building
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,117,610

	Houston, Texas Independent School District
3,000,000	5.000%, 02/15/28 AGMC Insured	Aaa/AA+/NR	3,166,590

	Lindale, Texas Independent School District
500,000	4.250%, 02/15/22 PSF Guaranteed	NR/AAA/NR	525,220

	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG FGIC Insured	A1/NR/NR	497,121

	North East Independent School District , Texas
1,000,000	5.000%, 08/01/33 NPFG Insured	Aaa/AAA/NR	1,060,100

	Port Arthur, Texas Independent School District School Building
2,000,000	5.250%, 02/15/30 NPFG-FGIC Insured	Aa3/NR/AA-	2,073,960

	Uintah County, Utah School District
455,000	4.250%, 02/01/24	Aaa/NR/NR	484,338

	Wasatch County, Utah School District
880,000	5.000%, 06/01/25 State of Utah Guaranty	Aaa/NR/NR	944,821

	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG FGIC Insured	Aa2/AA/AA-	205,270

	Washoe County, Nevada School District Refunding & School Improvement, Series A
2,000,000	5.000%, 06/01/30	Aa2/AA/NR	2,116,040

	Total School District		16,212,305

	Utilities (1.3%)

	Central Utah Water Conservancy District Refunding, Series B
765,000	5.000%, 04/01/28	NR/AA+/AAA	874,900

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C***	Aa2/AA+/NR	1,053,970

	San Angelo, Texas Certificates of Participation Obligation, Series A
2,765,000	5.000%, 02/15/30	Aa2/AA/AA+	2,992,394

	Total Utilities		4,921,264

	Total General Obligation Bonds		53,329,822

	Revenue Bonds (82.8%)

	Airport (3.2%)

	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR/A+	35,016

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,060,920

	Clark County, Nevada Passenger Facility Charge
255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+/A	255,658

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,550,010

	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT**	A1/A+/AA-	2,237,964

	Indianapolis, Indiana Airport Authority Revenue Refunding, Series A
1,000,000	5.000%, 01/01/37	A1/A/A	1,007,990

	Miami-Dade County, Florida Aviation Revenue Miami International Airport, Series A-1
1,675,000	5.000%, 10/01/22	A2/A-/A	1,825,499
600,000	5.000%, 10/01/24 NPFG FGIC Insured AMT	A2/A-/A	600,138

	Orlando Florida Airport
1,950,000	5.500%, 10/01/23 AMT	Aa3/A+/AA-	2,145,527

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR/A	1,019,720

	Total Airport		11,738,442

	Education (10.5%)

	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	218,329

	Franklin, Indiana Community Multi-School Building Corp. First Mortgage
750,000	5.000%, 01/15/29 AGMC Insured	Aa3/AA+/NR	777,728

	Hammond, Indiana School Building Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa1/AA+/NR	1,052,392

	Hillsborough County, Florida School Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	518,813

	Laredo, Texas Independent School District Public Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A/A+	190,348

	Nevada System Higher Education COP
1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-/AA	1,062,620

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	851,524
870,000	4.750%, 10/01/21	NR/BBB/NR	889,384
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,344,068
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,254,025
600,000	5.000%, 10/01/27	NR/BBB/NR	596,730
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,019,290

	Southern Utah University Revenue Refunding, Auxiliary System Student Building Fee
875,000	4.000%, 05/01/19	NR/AA/NR	975,888

	Texas A&M University Revenue
1,700,000	5.000%, 07/01/34	Aaa/AAA/AAA	1,932,322

	Texas State University System Financing Revenue
580,000	4.375%, 03/15/23 AGMC Insured	Aa2/AA+/AA	607,840
2,000,000	5.250%, 03/15/25	Aa2/AA-/AA	2,251,900

	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AA+/AA+	342,641

	University of Nevada (University Revenues)
115,000	4.500%, 07/01/24 ETM NPFG Insured	Aa2/BBB/NR	121,738
75,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/NR	77,534

	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	3,263,008

	Utah State Board of Regents Auxiliary & Campus Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA/NR	1,044,760

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	441,353
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	456,743
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	484,205
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	128,239

	Utah State Board of Regents Office Facility Revenue
450,000	5.050%, 02/01/20 NPFG Insured	Baa1/AA/NR	453,636
360,000	5.125%, 02/01/22 NPFG Insured	Baa1/AA/NR	362,761
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	1,123,793

	Warsaw, Indiana Multi-School Building Corp., First Mortgage, Series B
1,800,000	5.450%, 01/15/28	NR/AA+/NR	1,980,216

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,015,389

	Washington State Higher Education Facilities Authority Revenue, Seattle University Project
1,600,000	5.250%, 11/01/27 AMBAC Insured	NR/A/NR	1,701,504

	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AA+/NR	772,412

	Wayne Township, Indiana Marion City School Building Corp.
1,120,000	5.000%, 07/15/26 NPFG FGIC Insured	NR/AA+/NR	1,205,389

	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AA+/NR	1,877,870
1,275,000	5.125%, 04/01/32 NPFG Insured	Baa1/AA/NR	1,316,948

	Zionsville, Indiana Community Schools Building Corp. First Mortgage, Series Z
2,645,000	5.000%, 07/15/22 AGMC Insured	Aa3/AA+/NR	2,856,071

	Total Education		38,569,411

	Education - Charter Schools (10.1%)

	La Vernia, Texas Higher Education Finance Corp., Jubilee Academy
3,480,300	6.500%, 03/15/38	NR/NR/NR*	3,085,878

	Utah County, Utah Charter School Revenue Lakeview Academy
260,000	5.350%, 07/15/17 Series A	NR/NR/NR*	246,119

	Utah County, Utah Charter School Revenue Lincoln Academy
800,000	5.450%, 06/15/17 Series A	NR/NR/NR*	761,560

	Utah County, Utah Charter School Revenue Renaissance Academy
275,000	5.350%, 07/15/17 Series A	NR/NR/NR*	264,927

	Utah County, Utah School Facility, Ranches Academy
1,225,000	6.500%, 12/01/25	NR/NR/NR*	1,081,810

	Utah State Charter School Finance Authority Entheos Academy
5,750,000	6.750%, 08/15/38	NR/NR/NR*	5,109,450

	Utah State Charter School Finance Authority Fast Forward Academy
3,008,800	6.500%, 11/15/37 144A	NR/NR/NR*	2,514,244

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR*	914,700

	Utah State Charter School Finance Authority Legacy Preparatory Academy
5,615,000	6.750%, 06/15/38	NR/NR/NR*	5,634,203
7,715,000	7.250%, 06/15/39	NR/NR/NR*	7,720,786

	Utah State Charter School Finance Authority, Refunding & Improvement, Davinci Academy Series 2011A
1,000,000	7.050%, 09/15/26	NR/BBB-/NR	1,017,850

	Utah State Charter School Finance Authority Rockwell Charter School
900,000	6.750%, 08/15/28	NR/NR/NR*	677,358

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,110,000	5.750%, 02/15/22 Series A	NR/NR/NR*	978,221

	Utah State Charter School Finance Authority Venture Academy
7,160,000	7.250%, 11/15/38	NR/NR/NR*	7,162,578

	Total Education - Charter Schools		37,169,684

	Healthcare (0.9%)

	Harris County, Texas Health Facility Development Corp.
145,000	5.000%, 11/15/28 AMBAC Insured	NR/A-/NR	137,327

	Indiana Finance Authority Hospital Revenue, Parkview Health System
1,650,000	5.875%, 05/01/29	A1/A+/NR	1,698,411

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Scott & White Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A/AA-	1,061,010

	Washington State Health Care Facilities Authority Revenue, Cooperative of Puget Sound
500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB/A-	505,825

	Total Healthcare		3,402,573

	Hospital (2.9%)

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,086,665
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,004,480

	Harris County, Texas Health Facility Development Corp. Christus Health Series A-6
1,000,000	4.750%, 07/01/30 AGMC Insured	Aa3/AA+/NR	1,021,460

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,055,710

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA+/NR	753,210
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA+/NR	706,459

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A/A	267,673

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
825,000	5.000%, 08/15/36	Aa1/AA+/NR	845,419

	Utah State Board of Regents Revenue Hospital - University Utah, Series B
3,000,000	5.000%, 08/01/31	Aa2/AA/NR	3,163,920

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A2/A/NR	656,172

	Total Hospital		10,561,168

	Housing (7.2%)

	Alaska Housing Finance Corp. Housing Revenue
615,000	5.250%, 12/01/28 AMT	Aa2/AA+/AA+	618,542

	Alaska Housing Finance Corp. Mortgage Revenue Refunding, Series B
2,000,000	4.500%, 12/01/35	Aaa/AAA/AAA	1,999,900

	Alaska State Local Housing Authority
495,000	5.125%, 06/01/27 Series A2 AMT	Aaa/AAA/AAA	497,015

	Florida Housing Finance Corp.
450,000	5.000%, 07/01/21 AMT	Aa1/AA+/AA+	458,915
390,000	6.000%, 07/01/28	Aa1/AA+/AA+	407,511

	Indianapolis, Indiana Multi-Family
395,000	4.850%, 01/01/21 AMT FNMA Insured	Aa2/NR/NR	400,712

	Miami-Dade County, Florida Housing Finance Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AA+/A-	540,008

	North Dakota Housing Authority Home Mortgage Revenue
340,000	5.400%, 07/01/23 AMT	Aa1/NR/NR	353,314

	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/AA-/A+	1,156,012

	South Dakota Housing Development Authority
45,000	6.000%, 05/01/28	Aa1/AAA/NR	45,735

	Utah Housing Corporation Multi-Family Revenue Housing - Liberty Peak Apartments
3,000,000	4.250%, 07/01/28 FHLMC Insured	Aaa/AA+/NR	2,936,130

	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA/AA	25,028
825,000	5.125%, 07/01/24 AMT	Aa3/AA-/AA-	828,424
670,000	5.000%, 07/01/25 AMT	Aa3/AA-/AA-	666,590
345,000	5.100%, 01/01/26 AMT	Aa3/AA-/AA-	345,997
95,000	5.650%, 07/01/27 AMT	Aa2/AA/AA	95,118
1,300,000	5.250%, 01/01/28 AMT	Aa3/AA-/AA-	1,312,168
605,000	5.200%, 01/01/28 AMT	Aa3/AA-/AA-	611,504
1,800,000	5.800%, 07/01/28 AMT	Aa3/AA-/AA-	1,855,458
660,000	5.700%, 07/01/28 AMT	Aa3/AA-/AA-	677,338
465,000	5.500%, 07/01/28 AMT	Aa3/AA-/AA-	472,989
795,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	800,334

	Utah Housing Corporation Single Family Mortgage
1,270,000	5.250%, 07/01/28 Series A AMT	Aa3/AA-/AA-	1,295,629

	Utah Housing Corporation Single Family Mortgage
1,000,000	4.000%, 07/01/28 Series B-1 Class I	Aaa/AAA/AAA	960,940
590,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	596,720
985,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	987,394
2,280,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	2,310,894

	Utah Housing Corporation Single Family Mortgage
940,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	961,535

	Utah State Housing Finance Agency
50,000	5.700%, 07/01/15 AMT	Aa3/AA-/AA-	50,207
25,000	5.400%, 07/01/16 AMT	Aa2/NR/NR	25,069
385,000	5.500%, 07/01/18 AMT	Aa3/AA-/AA-	392,203
25,000	5.000%, 07/01/18 AMT	Aaa/AAA/NR	25,012
5,000	5.400%, 07/01/20 AMT	Aaa/NR/NR	5,008
140,000	5.600%, 07/01/23 AMT	Aa2/AA/AA	140,272

	Wyoming Community Development Authority Homeownership Mortgage Revenue
1,000,000	4.625%, 06/01/28 Series A	Aa2/NR/NR	1,008,490

	Wyoming Community Development Authority Housing Revenue
500,000	4.375%, 12/01/30 Series 2	Aa1/AA+/NR	501,165

	Total Housing		26,365,280

	Industrial Development & Pollution Control (0.8%)

	Emery County, Utah Pollution Control Revenue Pacificorp Projects
3,000,000	5.650%, 11/01/23 AMBAC Insured	A2/A/NR	3,009,150

	Total Industrial Development & Pollution Control		3,009,150

	Lease (5.4%)

	Clark County, Nevada Improvement District Revenue
675,000	5.125%, 12/01/19	NR/NR/NR*	598,064

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	420,755

	Marion County, Indiana Convention & Recreational Facilities Authority
815,000	5.000%, 06/01/27 NPFG Insured	Baa1/BBB/A	812,319

	Middle Village, Florida Community Development District Special Assessment Revenue
1,045,000	6.750%, 05/01/25	NR/NR/NR*	1,045,084

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-/NR	509,520

	Port Saint Lucie, Florida Special Assessment Revenue Southwest Annexation District 1-B
500,000	5.000%, 07/01/27 NPFG Insured	Baa1/BBB/NR	499,420

	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR/AA-	1,038,210

	Salt Lake Valley, Utah Fire Service District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA+	2,846,734
1,000,000	5.250%, 04/01/30	Aa2/NR/AA+	1,067,870

	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG FGIC Insured	NR/AA/NR	529,910

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,033,650

	Uintah County, Utah Municipal Building Authority Lease Revenue
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,131,260

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21	Aa1/AA+/NR	514,895
510,000	5.000%, 05/15/23	Aa1/AA+/NR	555,441
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,187,840
1,080,000	5.000%, 05/15/25	Aa1/AA+/NR	1,128,287
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,752,739

	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A/A+	432,435

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG FGIC Insured	NR/A+/A+	1,953,391

	Total Lease		20,057,824

	Local Public Property (7.9%)

	Carmel, Indiana Redevelopment Authority Lease Rent Revenue
1,975,000	5.000%, 02/01/26	Aa1/AA+/NR	2,080,623

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/A/NR	1,081,606
1,150,000	5.000%, 11/01/25	NR/A/NR	1,179,785
1,675,000	5.000%, 11/01/29	NR/A/NR	1,685,134

	Orange County, Florida Sales Tax Revenue
1,000,000	5.000%, 01/01/27 Series B NPFG-FGIC Insured	Aa3/AA/AA+	1,027,060

	Orem, Utah Special Assessment
1,915,000	7.750%, 11/01/25	NR/NR/NR*	1,873,234

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,664,440

	Sevier County, Utah Municipal Building Authority Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG-FGIC Insured	NR/NR/NR*	933,684

	South Ogden City, Utah Sales Tax Revenue Refunding
1,895,000	4.375%, 05/01/29 FGIC-NPFG Insured	Baa1/A+/NR	1,920,412

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	4.875%, 06/01/25	A1/A+/NR	1,047,660

	Twin Creeks, Utah Special Services District
11,454,702	10.000%, 07/15/30	NR/NR/NR*	11,476,924

	Uintah County, Utah Municipal Building Authority Lease Revenue
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,051,592
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,171,274

	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,097,540

	Total Local Public Property		29,290,968

	State Agency (0.4%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Series A
1,475,000	5.250%, 10/15/33 AGMC Insured	Aa3/AA+/NR	1,554,945

	Total State Agency		1,554,945

	Tax Revenue (9.4%)

	Bountiful City, Utah Sales Tax Refunding Bond
377,000	3.500%, 06/01/13	NR/AA/NR	391,484
832,000	4.000%, 06/01/17	NR/AA/NR	913,070

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,220,609
1,195,000	5.500%, 08/01/29	A1/NR/NR	1,252,898

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	225,068

	Coral Canyon, Utah Special Service District
50,000	5.000%, 07/15/13	NR/NR/NR*	50,157
250,000	5.500%, 07/15/18	NR/NR/NR*	243,233

	Florida State Department of Environmental Protection Revenue
1,250,000	5.250%, 07/01/20 NPFG Insured	A1/AA-/A	1,308,675

	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR/NR*	95,466
290,000	5.000%, 09/01/14	NR/NR/NR*	293,582
290,000	5.000%, 09/01/15	NR/NR/NR*	291,108
230,000	5.000%, 03/01/16	NR/NR/NR*	219,915

	Holladay, Utah Redevelopment Agency
2,582,500	4.900%, 12/30/20	NR/NR/NR*	2,251,630

	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	181,397
196,000	5.100%, 11/15/15	NR/NR/NR*	187,378
206,000	5.200%, 11/15/16	NR/NR/NR*	194,666
216,000	5.300%, 11/15/17	NR/NR/NR*	201,329
228,000	5.400%, 11/15/18	NR/NR/NR*	210,946
240,000	5.500%, 11/15/19	NR/NR/NR*	219,235
253,000	5.600%, 11/15/20	NR/NR/NR*	228,621
268,000	5.700%, 11/15/21	NR/NR/NR*	238,919
283,000	5.800%, 11/15/22	NR/NR/NR*	250,056
299,000	6.000%, 11/15/23	NR/NR/NR*	265,647

	Jordanelle, Utah Special Service Improvement District
65,000	8.000%, 10/01/11	NR/NR/NR*	65,000

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR/NR*	491,774

	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA+/NR	835,196

	Mesquite, Nevada New Special Improvement District
175,000	4.750%, 08/01/12	NR/NR/NR*	171,836
205,000	4.900%, 08/01/13	NR/NR/NR*	197,093
125,000	5.250%, 08/01/17	NR/NR/NR*	112,678
285,000	5.350%, 08/01/19	NR/NR/NR*	243,601
120,000	5.400%, 08/01/20	NR/NR/NR*	100,979
450,000	5.500%, 08/01/25	NR/NR/NR*	352,440

	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+/AA	207,956

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AA+/NR	492,032

	Puerto Rico Sales Tax Financing Corp., Series A
2,000,000	5.250%, 08/01/30	A1/A+/A+	2,091,720

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	806,040

	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23	NR/AAA/NR	1,150,291
1,115,000	5.000%, 02/01/24	NR/AAA/NR	1,207,746

	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A/AA-	551,124

	Springville, Utah Special Assessment Revenue
397,000	5.500%, 01/15/17	NR/NR/NR*	365,280
420,000	5.650%, 01/15/18	NR/NR/NR*	375,959
442,000	5.800%, 01/15/19	NR/NR/NR*	391,073
380,000	5.900%, 01/15/20	NR/NR/NR*	333,142

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	534,060

	Utah Transit Authority Sales Tax Revenue, Series A
6,000,000	5.000%, 06/15/36 AGMC Insured	Aa2/AAA/AA	6,399,780

	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGMC Insured	NR/AA+/NR	546,317
300,000	4.875%, 09/01/34 AGMC Insured	NR/AA+/NR	317,631

	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15	A1/NR/NR	136,941
135,000	5.000%, 10/01/16	A1/NR/NR	141,858

	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+/NR	212,081
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+/NR	216,739
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+/NR	231,674

	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured	NR/A/NR	723,411

	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A1/NR/NR	397,736

	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-/NR	1,714,863
320,000	5.000%, 03/01/22	NR/A-/NR	336,851
350,000	5.000%, 03/01/23	NR/A-/NR	366,478
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,043,480

	Total Tax Revenue		34,797,949

	Transportation (3.6%)

	Central Puget Sound, Washington Regional Transportation Authority Sales Tax
1,050,000	4.750%, 02/01/28 FGIC-NPFG Insured	Aa1/AAA/NR	1,050,609

	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG FGIC Insured	Aa1/AA+/AA+	2,034,630

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,229,640

	Utah Transit Authority Sales Tax Revenue Refunding, Series A
5,000,000	zero coupon, 06/15/23 NPFG Insured	Aa3/A/AA-	2,925,400

	Utah Transit Authority Sales Tax Revenue, Series A
2,000,000	5.000%, 06/15/27	Aa2/AAA/AA	2,207,700

	Utah Transit Authority Sales Tax & Transportation Revenue
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA/AA	1,534,332
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	235,812

	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,093,670

	Total Transportation		13,311,793

	Utility (16.3%)

	Central Weber, Utah Sewer Improvement District Revenue Refunding, Series A
1,000,000	5.000%, 03/01/28 AGMC Insured	NR/AA+/AA	1,091,640
2,000,000	4.375%, 03/01/30 AGMC Insured	NR/AA+/AA	2,060,240
4,000,000	5.000%, 03/01/33 AGMC Insured	NR/AA+/AA	4,265,360

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,091,540

	Cowlitz County, Washington Public Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/A-/A	665,490

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured***	Aa3/AA+/NR	1,032,550

	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR/NR*	1,319,213
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,444,680
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,513,667

	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AA+/NR	1,589,696

	Herriman City, Utah Water Revenue Refunding
1,210,000	4.500%, 01/01/33 AMBAC Insured	NR/A/NR	1,233,837

	Houston, Texas Utility System Revenue, Refunding
1,165,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA/AA-	1,239,374

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,062,750
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AA+/AA-	1,051,520
250,000	5.250%, 07/01/23	A1/A+/AA-	264,605

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+/AA-	516,135

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	703,256

	Laredo, Texas Waterworks Sewer System Revenue Series 2010
1,450,000	5.000%, 03/01/24	A1/AA-/AA-	1,622,840

	Lower Colorado River Authority, Texas
5,000	5.250%, 05/15/29 (pre-refunded)	A1/NR/NR	6,250

	Lower Colorado River Authority, Texas Revenue, Refunding
1,530,000	5.250%, 05/15/29	A1/A/NR	1,671,143

	Lower Colorado River Authority, Texas Transmission Contract Revenue, Refunding
1,065,000	5.000%, 05/15/33 AMBAC Insured	A2/A/A+	1,077,098

	Manti City, Utah Electric System Revenue
603,000	5.750%, 02/01/17	NR/NR/NR*	668,021

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AA+/AA-	1,609,980

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,105,000
1,000,000	5.250%, 07/15/28	NR/AA/AA+	1,116,230

	Pleasant Grove City, Utah Storm Water Revenue
860,000	4.750%, 07/15/36 AGMC Insured	Aa3/AA+/AA-	906,646

	Port St. Lucie, Florida Utility System Revenue
2,500,000	5.250%, 09/01/23 NPFG Insured	Aa3/NR/NR	2,880,750
1,200,000	5.250%, 09/01/26 NPFG Insured	Aa3/NR/AA-	1,260,552

	Puerto Rico Electric Power Authority Revenue Series XX
1,000,000	4.750%, 07/01/26	A3/BBB+/BBB+	1,017,830

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	708,201

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 CIFG Insured	Ba1/NR/NR	958,036

	South Valley, Utah Water Reclamation Facility Sewer Revenue
2,110,000	5.000%, 08/15/24 AMBAC Insured	NR/A/NR	2,209,297
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A/NR	435,306

	South Weber City, Utah Water Revenue
730,000	5.000%, 06/01/35 AGMC Insured	NR/AA+/NR	770,347
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA+/NR	980,713

	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa1/BBB/NR	218,022
225,000	5.250%, 09/15/14 NPFG Insured	Baa1/BBB/NR	232,990
235,000	5.250%, 09/15/15 NPFG Insured	Baa1/BBB/NR	242,668
185,000	5.125%, 09/15/21 NPFG Insured	Baa1/BBB/NR	189,100

	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR/NR	3,937,950

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/AA-	1,064,330

	Tallahassee, Florida Consolidated Utility System Revenue
1,870,000	5.000%, 10/01/32	Aa1/AA+/AA+	1,971,765

	Tallahassee, Florida Energy System Revenue Refunding
1,500,000	5.000%, 10/01/28	Aa3/AA/AA-	1,600,875

	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured	Aa3/AA+/NR	1,024,940

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,494,892

	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,034,634
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,022,180

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR/NR	536,860
700,000	5.000%, 02/01/25 AGMC Insured	Aa3/NR/NR	743,561
840,000	5.000%, 02/01/27 AGMC Insured	Aa3/NR/NR	883,562

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	778,651

	Total Utility		60,126,773

	Water and Sewer (4.2%)

	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+/AA-	721,588

	Mesquite, Texas Waterworks & Sewer
225,000	4.500%, 03/01/24 AGMC Insured	Aa2/AA+/NR	231,977

	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	Aa3/NR/NR	460,513

	Ogden City, Utah Sewer & Water Revenue
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	773,693

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/BBB+/NR	470,939
760,000	4.625%, 12/01/23 AGMC Insured	NR/AA+/NR	829,760
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA+/NR	1,093,330

1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa1/BBB+/NR	1,407,470

	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	Aa3/NR/NR	544,990
1,500,000	5.250%, 11/01/39	Aa3/NR/NR	1,629,300

	Santa Clara, Utah Storm Drain Revenue
877,000	5.100%, 09/15/26	NR/NR/NR*	742,074

	Upper Trinity Regional Water District, Texas
205,000	4.500%, 08/01/20 AMBAC Insured	A3/A-/NR	212,690

	Utah Water Finance Agency Revenue
200,000	5.250%, 07/01/16 AMBAC Insured	NR/NR/NR*	203,668
310,000	5.000%, 10/01/17 AMBAC Insured	NR/NR/NR*	316,451
510,000	5.000%, 07/01/18 AMBAC Insured	A1/NR/NR	533,501
105,000	5.000%, 10/01/20 AMBAC Insured (pre-refunded)	NR/NR/NR*	109,880
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	873,766
740,000	5.125%, 07/01/23 AMBAC Insured	NR/NR/NR*	744,233
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	910,864
2,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,749,081

	Total Water and Sewer		15,559,768

	Total Revenue Bonds		305,515,728

	Total Investments (cost $352,859,870-note b)	97.3%	358,845,550

	Other assets less liabilities	2.7	9,999,715

	Net Assets	100.0%	$368,845,265

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** Security pledged as collateral for the Fund's delayed delivery or when - issued commitments.

*** Security purchased on a delayed delivery or when-issued basis.

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments 1

Aaa of Moody's or AAA of S&P and Fitch	11.5%
Aa of Moody's or AA of S&P and Fitch	48.1
A of Moody's or S&P and Fitch	16.6
Baa of Moody's or BBB of S&P	4.0
Ba1 of Moody's or BB+ of S&P	0.5
Not rated*	19.3
100.0%

1 Calculated using the highest rating of the three NRSRO.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG -CDC IXIS Financial Guaranty
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF - Permanent School Fund

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
September 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $352,749,543 amounted to $6,096,007, which consisted of aggregate gross unrealized appreciation of $9,977,319 and aggregate gross unrealized depreciation of $3,881,312.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	358,845,550
Level 3 – Significant Unobservable Inputs	-
Total	$358,845,550
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 21, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 21, 2011